LVIP Western Asset Core Bond Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.35%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.83% (SOFR30A + 1.55%) 10/25/41	267,640	$268,494
Series 2022-R03 1M2 8.78% (SOFR30A + 3.50%) 3/25/42	240,000	252,279
Series 2023-R06 1M2 7.98% (SOFR30A + 2.70%) 7/25/43	467,500	482,492
Series 2024-R01 1M2 7.08% (SOFR30A + 1.80%) 1/25/44	300,000	302,518
Series 2024-R01 IM2 7.08% (SOFR30A + 1.80%) 2/25/44	250,000	251,159
Fannie Mae REMICs
*•Series 2010-100 SV 1.24% (6.52% minus SOFR30A) 9/25/40	218,930	26,045
*Series 2012-101 BI 4.00% 9/25/27	806	8
Series 2012-118 VZ 3.00% 11/25/42	240,247	220,127
*•Series 2013-124 SB 0.56% (5.84% minus SOFR30A) 12/25/43	36,360	3,911
*•Series 2013-54 BS 0.76% (6.04% minus SOFR30A) 6/25/43	15,048	1,863
Series 2015-65 CZ 3.50% 9/25/45	274,725	243,429
*•Series 2016-61 BS 0.71% (5.99% minus SOFR30A) 9/25/46	265,130	19,554
*•Series 2017-76 SB 0.71% (5.99% minus SOFR30A) 10/25/57	243,498	35,337
*•Series 2017-85 SC 0.81% (6.09% minus SOFR30A) 11/25/47	49,288	4,614
Series 2020-47 GZ 2.00% 7/25/50	217,728	137,874
Series 2020-56 AQ 2.00% 8/25/50	600,000	482,760
*Series 2020-56 DI 2.50% 8/25/50	144,720	23,386
Series 2020-57 TA 2.00% 4/25/50	406,755	357,457
*Series 2020-61 NI 3.50% 9/25/50	593,444	97,566
*Series 2020-73 KI 3.00% 10/25/50	131,623	22,543
*Series 2021-1 IG 2.50% 2/25/51	397,924	65,720
Series 2021-28 LB 2.00% 4/25/51	353,134	298,769
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-3 NI 2.50% 2/25/51	693,407	$105,020
*Series 2021-3 QI 2.50% 2/25/51	515,246	80,969
*Series 2021-43 IO 2.50% 6/25/51	858,062	128,305
*Series 2021-44 MI 2.50% 7/25/51	175,348	31,681
*Series 2021-61 KI 2.50% 4/25/49	836,650	120,897
Series 2021-65 JA 2.00% 1/25/46	135,937	122,658
*Series 2021-77 WI 3.00% 8/25/50	638,403	100,937
*Series 2022-22 IO 2.50% 10/25/51	1,323,208	229,126
Series 2022-29 KZ 1.50% 6/25/42	414,239	313,103
*Series 2022-86 IO 2.50% 5/25/50	540,915	74,582
*Series 2023-2 CI 2.00% 10/25/50	1,791,474	218,155
*Series 2024-5 DI 3.00% 10/25/51	1,048,771	181,172
*Series 4980 KI 4.50% 6/25/50	836,070	184,501
*Series 5093 IY 4.50% 12/25/50	456,946	104,795
*Series 5118 NI 2.00% 2/25/51	736,837	94,969
*Series 5159 IP 3.00% 11/25/51	688,434	98,528
*Series 5293 IC 4.50% 11/25/51	471,377	103,579
*Series 5293 IO 2.00% 3/25/51	897,326	111,432
*Fannie Mae Strips
Series 427 C21 2.00% 3/25/50	787,601	95,892
Series 427 C73 3.00% 12/25/48	497,614	82,667
Series 440 C6 2.00% 10/25/52	1,821,608	224,961
Freddie Mac REMICs
*•Series 3973 SA 1.03% (6.38% minus SOFR30A) 12/15/41	109,638	13,417
Series 4793 CB 3.00% 5/15/48	136,624	123,255
Series 4793 CD 3.00% 6/15/48	90,714	81,784
Series 4813 CJ 3.00% 8/15/48	78,433	69,412
Series 4991 QV 2.00% 9/25/45	91,136	77,540
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 5010 IK 2.50% 9/25/50	124,390	$18,886
*Series 5010 JI 2.50% 9/25/50	298,908	48,501
*Series 5013 IN 2.50% 9/25/50	76,394	12,392
*Series 5018 MI 2.00% 10/25/50	233,624	30,836
*Series 5059 IB 2.50% 1/25/51	470,815	77,247
Series 5092 AP 2.00% 4/25/41	147,897	131,431
*Series 5140 NI 2.50% 5/25/49	418,460	59,663
*Series 5148 BI 2.50% 1/25/49	1,012,602	149,672
*Series 5148 CI 2.00% 6/25/49	433,498	50,545
*Series 5161 IO 2.00% 3/25/51	774,990	106,256
*Series 5179 GI 2.50% 1/25/52	843,996	139,082
*Series 5202 IN 3.00% 1/25/47	305,598	39,319
Series 5224 HL 4.00% 4/25/52	400,000	372,439
*Series 5293 CI 2.50% 4/25/51	1,529,056	231,157
*Series 5377 IO 2.50% 12/25/51	850,041	104,556
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1 MT 3.00% 11/25/63	387,557	328,503
•Freddie Mac STACR REMIC Trust
Series 2021-DNA2 M2 7.58% (SOFR30A + 2.30%) 8/25/33	212,111	217,200
Series 2021-DNA6 M2 6.78% (SOFR30A + 1.50%) 10/25/41	780,000	784,188
Series 2022-DNA2 M1A 6.58% (SOFR30A + 1.30%) 2/25/42	444,557	445,757
Series 2022-DNA3 M1B 8.18% (SOFR30A + 2.90%) 4/25/42	830,000	857,519
Series 2022-DNA4 M1B 8.63% (SOFR30A + 3.35%) 5/25/42	220,000	230,211
Series 2022-DNA5 M1B 9.78% (SOFR30A + 4.50%) 6/25/42	240,000	258,020
Series 2024-DNA1 M2 7.23% (SOFR30A + 1.95%) 2/25/44	470,000	472,692
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 334 S7 0.64% (5.99% minus SOFR30A) 8/15/44	179,877	$22,536
Series 353 S1 0.54% (5.89% minus SOFR30A) 12/15/46	83,374	9,731
GNMA
*•Series 2007-51 SG 1.50% (6.47% minus TSFR01M) 8/20/37	28,093	3,166
•Series 2013-107 AD 2.80% 11/16/47	96,160	88,143
*•Series 2013-50 IO 0.05% 10/16/48	1,026,334	2,293
*Series 2013-53 OI 3.50% 4/20/43	108,960	12,713
*•Series 2013-74 IO 0.51% 12/16/53	750,361	8,552
*•Series 2016-128 IO 0.86% 9/16/56	787,941	33,700
*•Series 2016-135 SB 0.89% (5.99% minus TSFR01M) 10/16/46	137,989	21,446
*•Series 2016-21 ST 1.07% (6.04% minus TSFR01M) 2/20/46	238,680	31,167
*Series 2016-84 IG 4.50% 11/16/45	376,462	74,165
*•Series 2017-145 IO 0.50% 4/16/57	374,973	10,808
*•Series 2017-157 IO 0.52% 12/16/59	197,685	6,529
*•Series 2017-8 IO 0.45% 8/16/58	279,739	6,482
*•Series 2017-H11 IO 1.73% 5/20/67	7,666,320	298,652
•Series 2017-H14 FK 4.85% (H15T1Y + 0.20%) 5/20/67	18,422	18,372
*•Series 2017-H22 IC 1.07% 11/20/67	217,035	8,982
•Series 2018-H13 FC 5.77% (TSFR01M + 0.41%) 7/20/68	65,928	65,692
•Series 2019-H13 FT 5.10% (H15T1Y + 0.45%) 8/20/69	12,592	12,593
*•Series 2020-109 AI 0.84% 5/16/60	501,963	29,379
*Series 2020-123 IL 2.50% 8/20/50	62,312	8,733
*Series 2020-123 NI 2.50% 8/20/50	277,976	39,723
*Series 2020-127 IN 2.50% 8/20/50	135,569	19,311
*Series 2020-129 IE 2.50% 9/20/50	70,672	10,164
*Series 2020-160 IH 2.50% 10/20/50	73,066	10,510
LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2020-160 VI 2.50% 10/20/50	70,937	$10,198
*Series 2020-173 MI 2.50% 11/20/50	1,579,770	226,775
*Series 2020-181 WI 2.00% 12/20/50	809,273	93,601
*•Series 2020-184 IO 0.91% 11/16/60	641,181	42,418
*Series 2020-47 MI 3.50% 4/20/50	224,032	41,935
*Series 2020-47 NI 3.50% 4/20/50	65,076	11,825
*•Series 2020-68 IO 1.61% 5/16/60	2,515,668	280,071
•Series 2020-H13 FA 5.92% (TSFR01M + 0.56%) 7/20/70	61,303	60,741
*•Series 2021-108 IO 0.97% 6/16/61	3,247,842	223,030
*•Series 2021-110 IO 0.87% 11/16/63	1,114,113	73,404
*•Series 2021-133 IO 0.88% 7/16/63	1,219,671	81,204
*Series 2021-138 IK 3.00% 7/20/51	851,554	122,024
*Series 2021-191 NI 3.00% 10/20/51	172,829	29,781
Series 2021-223 P 2.00% 6/20/51	313,252	282,464
*Series 2021-29 TI 2.50% 2/20/51	437,105	77,966
*•Series 2021-37 IO 0.80% 1/16/61	647,658	37,199
*•Series 2021-60 IO 0.83% 5/16/63	531,641	32,275
*•Series 2021-68 IO 0.87% 10/16/62	612,954	38,084
Series 2022-139 AL 4.00% 7/20/51	500,000	460,513
Series 2022-189 PT 2.50% 10/20/51	267,199	231,294
•Series 2022-196 BE 3.00% 10/16/64	300,000	213,844
*•Series 2022-210 IO 0.70% 7/16/64	391,722	24,869
*•Series 2022-216 IO 0.75% 7/16/65	394,500	26,130
•Series 2022-220 E 3.00% 10/16/64	200,000	155,265
Series 2022-24 AH 2.50% 2/20/52	158,979	140,115
*•Series 2022-3 IO 0.64% 2/16/61	1,520,381	74,553
*•Series 2022-59 IO 0.57% 2/16/62	764,827	33,952
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2022-81 CI 3.00% 9/20/50	731,897	$104,361
Series 2022-9 GA 2.00% 1/20/52	313,091	266,988
Series 2022-99 JW 2.50% 1/20/52	100,000	83,750
Series 92 AH 2.00% 6/16/64	1,299,005	1,022,656
*•Series 92 IA 0.61% 6/16/64	1,398,929	80,877
*GNMA REMIC Series 2023-130 IO 4.00% 8/20/47	1,344,478	237,896
Total Agency Collateralized Mortgage Obligations (Cost $18,447,876)		17,712,914
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.50%
Fannie Mae-Aces
Series 2016-M11 AL 2.94% 7/25/39	32,570	30,937
Series 2018-M15 1A2 3.70% 1/25/36	300,000	292,012
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.03% 8/25/26	6,039,342	82,369
Series K094 X1 1.01% 6/25/29	688,705	23,957
Series K094 XAM 1.28% 6/25/29	1,150,000	55,848
Series K095 XAM 1.38% 6/25/29	300,000	15,572
Series K101 X1 0.94% 10/25/29	295,386	10,498
Series K104 XAM 1.50% 1/25/30	600,000	37,702
Series K105 X1 1.64% 1/25/30	1,687,082	110,574
Series K110 X1 1.81% 4/25/30	1,880,098	139,071
Series K115 X1 1.42% 6/25/30	693,472	42,330
Series K116 X1 1.52% 7/25/30	1,283,935	83,143
Series K124 X1 0.81% 12/25/30	695,484	25,607
Series K128 X1 0.61% 3/25/31	1,978,552	53,048
Series K130 X1 1.14% 6/25/31	2,890,787	157,545
Series K131 X1 0.83% 7/25/31	2,391,998	98,324
Series K133 X1 0.44% 9/25/31	3,776,486	78,277
Series K142 X1 0.40% 3/25/32	1,597,675	31,680
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K143 X1 0.45% 4/25/55	1,695,287	$39,325
Series K145 X1 0.43% 6/25/55	1,894,518	41,262
Series K147 X1 0.49% 6/25/32	2,692,067	68,489
Series K148 X1 0.39% 7/25/32	5,792,283	109,786
Series K149 X1 0.40% 8/25/32	2,690,728	54,226
Series K-151 X1 0.33% 10/25/32	4,794,667	74,720
Series K-1511 X1 0.93% 3/25/34	588,051	29,197
Series K-1520 X1 0.58% 2/25/36	1,192,594	45,425
Series K-157 X1 0.42% 5/25/33	2,199,692	49,182
Series K737 X1 0.74% 10/25/26	1,844,600	19,183
Series K741 X1 0.65% 12/25/27	693,127	10,179
Series K742 X1 0.86% 3/25/28	1,485,319	25,376
Series K743 X1 1.02% 5/25/28	989,913	28,186
Series KC05 X1 1.36% 6/25/27	343,788	6,368
*•GNMA
Series 2021-11 IX 1.16% 12/16/62	3,080,515	257,976
Series 2021-63 IO 0.82% 4/16/61	3,405,397	201,310
Series 2021-94 IO 0.83% 2/16/63	3,261,950	208,837
Total Agency Commercial Mortgage-Backed Securities (Cost $2,621,510)		2,637,521
AGENCY MORTGAGE-BACKED SECURITIES–27.47%
Fannie Mae S.F. 15 yr
2.95% 7/1/27	346,459	336,755
3.50% 4/1/32	300,904	297,151
Fannie Mae S.F. 20 yr
1.50% 11/1/41	485,190	407,172
2.00% 10/1/40	1,587,935	1,389,355
2.00% 6/1/41	75,335	65,810
2.00% 9/1/41	306,135	266,775
2.00% 10/1/41	236,095	205,675
2.00% 11/1/41	234,804	204,342
2.00% 12/1/41	723,566	629,500
2.00% 1/1/42	979,520	852,423
2.00% 2/1/42	727,369	632,322
2.00% 3/1/42	81,939	71,232
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 4/1/42	167,691	$145,779
2.00% 5/1/42	189,511	163,223
2.00% 8/1/42	285,478	248,975
2.50% 9/1/36	86,680	80,643
2.50% 3/1/38	246,068	229,311
2.50% 11/1/40	162,207	147,240
2.50% 3/1/41	140,351	127,227
2.50% 4/1/41	288,644	259,902
2.50% 5/1/41	300,224	269,119
2.50% 11/1/41	402,145	362,997
2.50% 2/1/42	233,836	210,893
2.50% 3/1/42	242,001	217,365
2.50% 4/1/42	249,746	224,326
2.50% 5/1/42	83,613	75,051
2.50% 9/1/42	88,930	80,374
3.00% 7/1/35	61,377	58,738
3.00% 2/1/36	150,827	144,105
3.00% 4/1/36	111,825	106,890
3.00% 7/1/36	252,515	240,875
3.00% 8/1/36	418,621	399,187
3.00% 10/1/36	283,356	269,925
3.00% 4/1/38	99,004	95,523
3.00% 6/1/38	129,691	123,661
3.00% 9/1/40	39,559	37,204
3.00% 1/1/41	63,546	59,927
3.00% 3/1/42	77,778	72,612
3.00% 5/1/42	168,740	156,545
3.00% 6/1/42	256,113	237,119
3.50% 12/1/34	80,084	78,278
3.50% 1/1/35	46,946	45,881
3.50% 2/1/37	36,210	35,301
3.50% 12/1/37	33,597	32,414
3.50% 8/1/39	43,886	42,771
3.50% 2/1/40	120,470	116,506
Fannie Mae S.F. 30 yr
1.50% 1/1/51	156,543	123,903
1.50% 3/1/51	598,843	473,676
2.00% 8/1/50	60,317	50,752
2.00% 9/1/50	569,682	475,753
2.00% 10/1/50	341,553	285,480
2.00% 2/1/51	976,266	822,911
2.00% 3/1/51	811,368	681,787
2.00% 4/1/51	137,406	115,838
2.00% 5/1/51	1,335,806	1,110,572
2.00% 8/1/51	408,391	341,031
2.00% 10/1/51	1,617,888	1,345,003
2.00% 11/1/51	160,629	134,409
2.00% 1/1/52	606,324	506,323
2.00% 2/1/52	164,077	138,024
2.00% 3/1/52	449,906	376,794
2.50% 6/1/50	55,293	48,510
2.50% 10/1/50	527,876	463,229
2.50% 11/1/50	153,726	134,982
2.50% 12/1/50	66,684	58,482
LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 1/1/51	351,192	$308,130
2.50% 2/1/51	106,277	93,513
2.50% 3/1/51	68,682	60,461
2.50% 5/1/51	207,961	183,364
2.50% 6/1/51	864,926	756,058
2.50% 7/1/51	381,550	335,684
2.50% 8/1/51	575,634	503,517
2.50% 9/1/51	226,230	198,857
2.50% 10/1/51	618,110	542,274
2.50% 11/1/51	72,114	63,363
2.50% 1/1/52	640,572	562,818
2.50% 2/1/52	1,165,672	1,020,214
2.50% 3/1/52	255,563	223,561
2.50% 5/1/52	5,307,792	4,622,041
2.50% 9/1/61	322,114	268,283
3.00% 6/1/43	16,495	15,246
3.00% 7/1/43	54,746	50,602
3.00% 10/1/43	44,793	41,406
3.00% 1/1/45	76,219	70,456
3.00% 10/1/46	177,497	163,069
3.00% 12/1/46	101,000	92,938
3.00% 1/1/47	1,406,896	1,296,843
3.00% 2/1/47	548,344	506,774
3.00% 11/1/48	77,888	71,998
3.00% 4/1/50	336,322	307,858
3.00% 10/1/50	136,462	125,163
3.00% 11/1/50	340,470	310,396
3.00% 6/1/51	66,645	61,253
3.00% 8/1/51	344,710	316,497
3.00% 10/1/51	72,239	66,074
3.00% 11/1/51	766,572	698,770
3.00% 12/1/51	152,629	139,582
3.00% 1/1/52	1,611,859	1,461,100
3.00% 2/1/52	164,898	150,004
3.00% 3/1/52	1,514,115	1,381,496
3.00% 4/1/52	332,280	300,236
3.00% 5/1/52	438,425	393,540
3.50% 12/1/42	28,229	26,953
3.50% 3/1/43	188,617	180,738
3.50% 11/1/44	1,717,138	1,632,289
3.50% 12/1/46	225,589	215,400
3.50% 12/1/47	489,011	461,461
3.50% 11/1/48	2,182,972	2,060,010
3.50% 12/1/51	77,022	72,757
3.50% 1/1/52	160,284	151,400
3.50% 3/1/52	81,545	76,346
3.50% 4/1/52	333,265	312,205
3.50% 5/1/52	1,705,842	1,602,633
4.00% 11/1/42	145,936	143,997
4.00% 4/1/44	298,265	292,943
4.00% 10/1/44	1,659,420	1,631,953
4.00% 12/1/44	85,105	83,627
4.00% 5/1/47	209,635	203,673
4.00% 10/1/48	133,573	129,341
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 1/1/49	156,136	$151,878
4.00% 4/1/52	498,324	483,282
4.00% 7/1/52	537,124	516,677
4.00% 6/1/57	230,069	221,357
4.27% 10/1/32	97,198	97,799
4.50% 6/1/39	129,237	130,714
4.50% 10/1/43	153,390	155,142
4.50% 3/1/46	206,065	206,642
4.50% 6/1/48	69,989	70,225
4.50% 7/1/48	102,098	102,082
4.50% 8/1/48	161,143	161,118
4.50% 11/1/48	92,121	92,106
4.50% 7/1/49	53,360	53,093
4.50% 9/1/49	501,259	501,178
4.50% 1/1/50	791,631	797,839
4.50% 3/1/50	84,071	84,307
4.50% 5/1/50	102,176	101,453
4.50% 9/1/51	61,583	61,269
4.50% 8/1/52	690,220	679,148
4.50% 9/1/52	256,665	253,483
4.50% 11/1/52	183,194	180,343
4.50% 1/1/53	174,634	171,992
4.50% 9/1/57	298,646	296,160
4.50% 8/1/58	290,704	288,286
4.50% 1/1/59	39,901	39,273
5.00% 9/1/48	166,923	172,688
5.00% 9/1/49	230,027	234,634
5.00% 6/1/52	159,218	160,698
5.00% 7/1/52	409,520	418,758
5.00% 11/1/52	245,915	246,265
5.00% 1/1/53	89,652	89,837
5.00% 2/1/53	177,508	178,218
5.00% 4/1/53	83,452	83,625
5.50% 6/1/41	49,982	51,439
5.50% 5/1/44	739,147	763,979
5.50% 1/1/53	1,553,142	1,571,755
5.50% 2/1/53	86,929	88,307
5.50% 4/1/53	265,336	269,543
5.50% 5/1/53	364,928	371,398
5.50% 8/1/53	276,414	282,101
5.50% 9/1/53	742,009	753,774
6.00% 10/1/39	84,413	88,529
6.00% 7/1/41	158,696	167,215
6.00% 1/1/53	82,618	84,915
6.00% 5/1/53	261,812	270,267
6.00% 6/1/53	1,707,668	1,765,575
6.00% 7/1/53	542,967	560,021
6.50% 11/1/52	79,492	83,113
6.50% 1/1/53	496,201	518,805
6.50% 2/1/53	74,261	76,649
6.50% 12/1/53	263,143	273,582
6.50% 1/1/54	186,535	193,711
6.50% 3/1/54	186,359	193,439
LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM
2.93% (RFUCCT1Y + 1.62%) 11/1/47	244,105	$243,860
3.01% (RFUCCT1Y + 1.63%) 11/1/48	659,371	643,674
3.10% (RFUCCT1Y + 1.62%) 2/1/50	381,079	376,233
Freddie Mac S.F. 15 yr
3.00% 9/1/32	31,183	30,332
3.00% 10/1/32	16,361	15,898
3.00% 10/1/33	10,828	10,500
Freddie Mac S.F. 20 yr
1.50% 11/1/40	685,768	579,019
1.50% 5/1/41	765,220	642,905
1.50% 7/1/41	545,988	440,669
1.50% 10/1/41	768,779	645,878
1.50% 11/1/41	80,723	67,818
2.00% 9/1/40	113,641	99,460
2.00% 10/1/40	328,936	287,784
2.00% 3/1/41	564,249	492,770
2.00% 6/1/41	74,471	65,050
2.00% 7/1/41	294,184	256,755
2.00% 8/1/41	230,202	200,697
2.00% 9/1/41	844,410	734,116
2.00% 10/1/41	390,782	340,421
2.00% 11/1/41	226,878	198,762
2.00% 12/1/41	572,932	498,600
2.00% 1/1/42	1,271,296	1,105,885
2.00% 2/1/42	490,919	425,341
2.00% 4/1/42	875,463	762,869
2.50% 3/1/42	163,267	147,348
2.50% 4/1/42	83,497	74,994
3.00% 7/1/42	171,627	159,211
3.00% 9/1/42	259,157	241,097
3.50% 1/1/38	254,817	246,452
Freddie Mac S.F. 30 yr
1.50% 2/1/51	155,055	122,897
1.50% 3/1/52	180,072	142,352
2.00% 7/1/50	499,472	416,607
2.00% 11/1/50	217,213	182,615
2.00% 2/1/51	891,132	750,222
2.00% 3/1/51	424,019	356,785
2.00% 4/1/51	130,699	110,701
2.00% 5/1/51	981,378	821,931
2.00% 6/1/51	238,212	199,106
2.00% 11/1/51	83,976	70,145
2.50% 7/1/50	363,167	319,656
2.50% 10/1/50	318,155	280,477
2.50% 11/1/50	928,607	818,440
2.50% 12/1/50	991,624	870,315
2.50% 2/1/51	336,322	296,568
2.50% 5/1/51	1,078,178	932,086
2.50% 7/1/51	75,829	66,649
2.50% 8/1/51	783,049	685,817
2.50% 9/1/51	82,733	72,525
2.50% 11/1/51	2,389,445	2,088,466
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 1/1/52	2,762,200	$2,421,428
2.50% 2/1/52	332,598	292,245
2.50% 4/1/52	2,077,644	1,820,379
3.00% 1/1/47	503,366	463,149
3.00% 9/1/49	84,426	77,455
3.00% 11/1/49	84,537	77,134
3.00% 6/1/50	311,494	280,003
3.00% 8/1/50	1,532,272	1,396,282
3.00% 6/1/51	134,856	123,225
3.00% 10/1/51	83,338	75,994
3.00% 11/1/51	44,119	39,861
3.00% 1/1/52	2,970,036	2,709,427
3.00% 2/1/52	86,608	77,949
3.00% 3/1/52	170,462	154,565
3.00% 4/1/52	336,037	304,766
3.50% 12/1/50	267,366	251,188
3.50% 1/1/52	77,148	72,283
4.00% 7/1/49	1,022,541	994,712
4.00% 7/1/50	94,970	92,728
4.00% 4/1/52	648,255	627,078
4.00% 2/1/53	436,170	423,166
4.50% 10/1/35	31,248	31,523
4.50% 3/1/47	83,063	83,800
4.50% 1/1/51	155,724	155,023
4.50% 7/1/52	262,402	259,756
4.50% 10/1/52	17,773	17,482
4.50% 11/1/52	533,776	527,250
4.50% 12/1/52	172,249	169,643
5.00% 7/1/52	647,370	649,765
5.00% 11/1/52	348,176	348,819
5.00% 12/1/52	86,790	87,056
5.00% 1/1/53	258,613	259,311
5.00% 3/1/53	265,901	267,704
5.00% 4/1/53	727,176	735,349
5.50% 12/1/52	88,343	89,665
5.50% 1/1/53	84,841	86,186
5.50% 3/1/53	181,932	185,334
5.50% 4/1/53	181,952	184,454
5.50% 5/1/53	353,002	359,253
5.50% 6/1/53	274,880	279,239
5.50% 7/1/53	182,809	186,628
5.50% 8/1/53	458,720	465,893
5.50% 9/1/53	188,595	191,796
6.00% 12/1/52	396,759	409,103
6.00% 10/1/53	2,645,538	2,730,419
6.00% 4/1/54	192,862	198,230
6.50% 1/1/53	142,011	146,701
6.50% 2/1/53	242,955	251,686
6.50% 4/1/53	153,036	158,159
6.50% 5/1/53	341,494	356,134
6.50% 11/1/53	782,865	811,682
6.50% 2/1/54	275,699	286,290
6.50% 4/1/54	196,520	203,897
LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr
3.00% 9/15/42	95,902	$89,606
3.00% 10/15/42	12,810	11,969
3.50% 5/15/50	73,062	69,478
GNMA II S.F. 30 yr
2.00% 8/20/50	114,984	97,711
2.00% 10/20/50	2,163,755	1,836,590
2.00% 12/20/50	1,703,157	1,439,726
2.00% 1/20/51	1,641,769	1,393,166
2.00% 2/20/51	1,991,580	1,675,357
2.00% 3/20/51	644,566	534,295
2.00% 4/20/51	598,967	495,137
2.50% 10/20/49	205,218	182,436
2.50% 12/20/50	205,737	179,707
2.50% 1/20/51	113,043	99,798
2.50% 2/20/51	81,079	71,596
2.50% 5/20/51	537,804	473,840
2.50% 6/20/51	77,120	67,434
2.50% 7/20/51	223,215	194,985
2.50% 8/20/51	151,567	132,530
2.50% 10/20/51	696,697	608,967
2.50% 11/20/51	79,594	69,730
2.50% 12/20/51	637,599	554,334
3.00% 1/20/46	13,854	12,837
3.00% 8/20/46	89,986	83,163
3.00% 11/20/46	48,975	45,213
3.00% 2/20/47	18,655	17,238
3.00% 9/20/47	63,102	58,095
3.00% 2/20/48	4,064	3,748
3.00% 1/20/50	226,369	203,325
3.00% 3/20/50	171,382	155,628
3.00% 2/20/51	2,046,776	1,873,438
3.00% 11/20/51	240,089	215,806
3.00% 2/20/52	648,258	587,237
3.00% 3/20/52	2,084,675	1,890,246
3.00% 4/20/52	612,621	548,101
3.50% 4/20/45	52,700	50,295
3.50% 11/20/45	58,948	56,206
3.50% 1/20/46	35,176	33,527
3.50% 3/20/46	163,646	155,975
3.50% 4/20/46	100,090	95,354
3.50% 5/20/46	37,770	35,976
3.50% 6/20/46	64,529	61,416
3.50% 7/20/46	39,108	37,210
3.50% 9/20/46	14,276	13,583
3.50% 9/20/47	564,015	534,697
3.50% 10/20/47	92,101	87,213
3.50% 2/20/48	338,239	318,592
3.50% 9/20/48	1,540,910	1,462,592
3.50% 10/20/48	26,024	24,717
3.50% 11/20/48	322,958	306,706
3.50% 10/20/49	27,159	25,446
3.50% 2/20/50	26,836	25,209
3.50% 3/20/52	89,543	82,334
3.50% 6/20/52	79,721	73,920
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 10/20/44	7,593	$7,490
4.00% 8/20/46	137,090	134,427
4.00% 2/20/47	42,783	41,950
4.00% 6/20/47	332,046	324,260
4.00% 9/20/47	210,028	205,869
4.00% 11/20/47	101,476	99,314
4.00% 12/20/47	50,413	49,339
4.00% 2/20/48	139,666	135,369
4.00% 3/20/48	454,535	444,878
4.00% 4/20/48	27,987	27,313
4.00% 5/20/48	50,485	49,316
4.00% 8/20/48	130,889	127,816
4.00% 9/20/48	32,848	32,107
4.00% 2/20/49	247,707	241,607
4.00% 3/20/49	76,983	75,178
4.00% 4/20/49	64,156	62,530
4.00% 10/20/49	27,672	27,065
4.00% 11/20/49	193,661	188,872
4.00% 1/20/50	32,286	30,890
4.00% 2/20/50	147,380	143,975
4.00% 4/20/50	83,964	81,488
4.00% 6/20/52	169,753	164,275
4.00% 8/20/52	175,688	169,829
4.00% 10/20/52	357,949	346,013
4.50% 7/20/32	296	292
4.50% 6/20/34	604	612
4.50% 2/20/40	2,162	2,189
4.50% 8/20/45	2,913	2,933
4.50% 8/20/47	60,213	60,339
4.50% 4/20/48	96,480	96,548
4.50% 5/20/48	8,467	8,471
4.50% 6/20/48	123,727	123,745
4.50% 8/20/48	447,562	447,535
4.50% 10/20/48	87,820	87,805
4.50% 12/20/48	161,123	161,088
4.50% 1/20/49	179,464	179,406
4.50% 2/20/49	157,621	157,563
4.50% 3/20/49	324,922	324,818
4.50% 2/20/50	246,232	246,154
4.50% 3/20/50	31,650	31,632
4.50% 5/20/50	358,388	357,517
4.50% 11/20/50	168,947	168,936
4.50% 12/20/50	31,445	31,437
4.50% 8/20/52	263,090	259,910
4.50% 9/20/52	341,838	338,777
4.50% 11/20/52	89,519	88,483
5.00% 5/20/48	33,624	34,177
5.00% 6/20/48	25,922	26,324
5.00% 9/20/48	43,043	43,671
5.00% 10/20/48	176,276	179,093
5.00% 11/20/48	81,930	82,978
5.00% 12/20/48	117,271	119,019
5.00% 1/20/49	124,922	126,629
5.00% 4/20/49	74,866	75,866
LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
5.00% 9/20/49	70,555	$71,694
5.00% 11/20/49	44,494	45,219
5.00% 1/20/50	65,721	66,747
5.00% 8/20/52	1,880,334	1,888,114
5.00% 9/20/52	175,118	177,619
5.00% 10/20/52	260,491	261,233
5.00% 12/20/52	88,247	88,499
5.00% 1/20/53	263,142	265,516
5.00% 5/20/53	183,758	184,340
5.00% 8/20/53	356,959	359,953
5.50% 11/20/52	170,914	172,794
5.50% 1/20/53	691,274	699,007
5.50% 2/20/53	352,024	356,238
5.50% 3/20/53	720,751	732,834
5.50% 5/20/53	652,942	664,145
5.50% 7/20/53	183,574	187,512
5.50% 8/20/53	755,429	770,274
6.00% 7/20/53	93,727	96,320
6.00% 1/20/54	2,363,760	2,437,554
6.00% 2/20/54	1,066,261	1,096,877
6.50% 9/20/53	169,827	175,259
6.50% 11/20/53	89,247	92,441
6.50% 1/20/54	2,851,945	2,952,735
Total Agency Mortgage-Backed Securities (Cost $147,803,470)		145,151,190
CORPORATE BONDS–30.62%
Aerospace & Defense–0.97%
Boeing Co.
2.70% 2/1/27	50,000	47,428
2.80% 3/1/27	80,000	75,903
3.10% 5/1/26	60,000	58,164
3.20% 3/1/29	200,000	185,125
3.25% 2/1/35	320,000	260,490
3.75% 2/1/50	30,000	21,091
4.88% 5/1/25	540,000	537,942
General Dynamics Corp.
4.25% 4/1/40	10,000	9,358
4.25% 4/1/50	160,000	144,524
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	140,279
Lockheed Martin Corp.
4.15% 6/15/53	500,000	440,722
4.50% 5/15/36	200,000	199,754
5.20% 2/15/64	90,000	93,156
Northrop Grumman Corp.
2.93% 1/15/25	380,000	377,639
3.25% 1/15/28	160,000	155,480
5.25% 5/1/50	1,060,000	1,082,848
RTX Corp.
2.25% 7/1/30	180,000	161,627
3.13% 7/1/50	480,000	343,846
3.95% 8/16/25	230,000	228,773
4.13% 11/16/28	310,000	309,220
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
RTX Corp. (continued)
6.00% 3/15/31	220,000	$239,274
		5,112,643
Agriculture–0.64%
Altria Group, Inc.
2.35% 5/6/25	50,000	49,249
2.45% 2/4/32	410,000	349,923
3.40% 2/4/41	190,000	148,116
4.80% 2/14/29	27,000	27,335
5.80% 2/14/39	130,000	136,675
5.95% 2/14/49	160,000	167,895
6.20% 2/14/59	158,000	167,437
6.88% 11/1/33	650,000	734,153
BAT Capital Corp.
3.56% 8/15/27	185,000	181,217
3.73% 9/25/40	180,000	143,173
4.54% 8/15/47	270,000	228,059
Philip Morris International, Inc.
2.10% 5/1/30	250,000	223,165
4.50% 3/20/42	560,000	517,245
4.88% 2/13/29	130,000	133,287
5.13% 2/13/31	30,000	31,182
5.25% 2/13/34	100,000	103,851
Reynolds American, Inc. 5.85% 8/15/45	50,000	50,023
		3,391,985
Airlines–0.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	154,170	153,232
4.75% 10/20/28	500,000	499,408
		652,640
Apparel–0.10%
NIKE, Inc.
2.75% 3/27/27	100,000	97,457
2.85% 3/27/30	380,000	357,909
3.25% 3/27/40	100,000	83,865
		539,231
Auto Manufacturers–0.10%
BMW U.S. Capital LLC 2.80% 4/11/26	154,000	150,920
Ford Motor Co. 6.10% 8/19/32	270,000	276,742
General Motors Co.
5.60% 10/15/32	70,000	72,206
6.75% 4/1/46	41,000	44,624
		544,492
Banks–9.43%
Banco Santander SA 2.75% 5/28/25	1,000,000	984,632
LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.
μ1.32% 6/19/26	560,000	$546,205
μ1.90% 7/23/31	410,000	355,717
μ2.57% 10/20/32	670,000	587,479
μ2.59% 4/29/31	240,000	217,642
μ2.97% 2/4/33	1,070,000	958,231
μ3.59% 7/21/28	890,000	873,607
μ3.97% 3/5/29	480,000	474,344
μ3.97% 2/7/30	280,000	275,124
μ4.08% 3/20/51	1,160,000	1,007,728
4.25% 10/22/26	810,000	809,593
μ4.33% 3/15/50	230,000	208,884
4.45% 3/3/26	1,221,000	1,222,676
5.00% 1/21/44	520,000	529,029
Bank of Montreal
1.85% 5/1/25	400,000	393,647
μ3.80% 12/15/32	70,000	68,028
Bank of New York Mellon Corp. 1.60% 4/24/25	120,000	117,947
Bank of Nova Scotia
1.30% 6/11/25	210,000	205,431
3.45% 4/11/25	510,000	506,532
μ4.59% 5/4/37	180,000	171,219
μBarclays PLC 4.97% 5/16/29	450,000	455,006
BNP Paribas SA
μ2.22% 6/9/26	260,000	255,002
3.38% 1/9/25	200,000	198,928
4.40% 8/14/28	430,000	427,822
μ5.13% 1/13/29	850,000	867,968
μ5.20% 1/10/30	300,000	307,064
μ5.89% 12/5/34	590,000	636,964
Citigroup, Inc.
μ2.52% 11/3/32	240,000	208,300
μ2.57% 6/3/31	1,010,000	908,912
μ3.11% 4/8/26	160,000	158,423
3.30% 4/27/25	970,000	961,830
μ3.79% 3/17/33	390,000	365,337
4.45% 9/29/27	2,380,000	2,383,315
4.65% 7/23/48	490,000	462,231
μ4.66% 5/24/28	90,000	90,761
4.75% 5/18/46	150,000	140,744
μ4.91% 5/24/33	620,000	624,938
8.13% 7/15/39	10,000	13,269
Cooperatieve Rabobank UA
μ3.65% 4/6/28	250,000	245,434
μ3.76% 4/6/33	250,000	233,016
4.38% 8/4/25	860,000	855,478
μCredit Agricole SA 1.91% 6/16/26	250,000	244,663
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	350,000	307,500
μ2.91% 7/21/42	180,000	136,839
μ3.21% 4/22/42	80,000	63,792
3.50% 4/1/25	150,000	149,071
3.50% 11/16/26	840,000	827,400
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ3.62% 3/15/28	90,000	$88,546
μ3.69% 6/5/28	720,000	708,602
μ4.22% 5/1/29	560,000	556,735
4.25% 10/21/25	500,000	498,139
4.75% 10/21/45	260,000	252,676
5.15% 5/22/45	190,000	189,937
6.25% 2/1/41	400,000	454,689
6.75% 10/1/37	180,000	207,268
μHSBC Holdings PLC 4.04% 3/13/28	630,000	623,515
JPMorgan Chase & Co.
μ2.08% 4/22/26	380,000	373,937
μ2.52% 4/22/31	970,000	881,060
μ2.55% 11/8/32	740,000	650,936
μ3.11% 4/22/51	240,000	177,323
3.63% 12/1/27	130,000	128,041
μ4.20% 7/23/29	290,000	288,921
4.25% 10/1/27	1,148,000	1,155,992
μ4.45% 12/5/29	460,000	462,133
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	339,326
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	200,000	198,838
4.08% 4/19/28	200,000	198,905
μMorgan Stanley
2.19% 4/28/26	530,000	521,700
2.70% 1/22/31	540,000	494,581
3.62% 4/1/31	1,110,000	1,065,784
3.77% 1/24/29	390,000	383,577
4.43% 1/23/30	20,000	20,044
5.32% 7/19/35	680,000	706,128
5.47% 1/18/35	160,000	167,295
National Securities Clearing Corp. 1.50% 4/23/25	250,000	245,717
μNatWest Group PLC 4.89% 5/18/29	200,000	202,082
PNC Bank NA 3.88% 4/10/25	250,000	248,690
μPNC Financial Services Group, Inc.
5.58% 6/12/29	370,000	385,126
5.81% 6/12/26	130,000	130,843
Royal Bank of Canada
1.15% 6/10/25	200,000	195,420
3.88% 5/4/32	600,000	579,279
5.15% 2/1/34	80,000	83,191
Toronto-Dominion Bank
1.15% 6/12/25	200,000	195,348
4.46% 6/8/32	170,000	168,894
μTruist Financial Corp. 6.05% 6/8/27	250,000	256,535
U.S. Bancorp
1.45% 5/12/25	460,000	451,566
LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp (continued)
μ2.22% 1/27/28	40,000	$38,193
μ5.78% 6/12/29	270,000	282,969
μ5.84% 6/12/34	100,000	106,773
UBS AG
2.95% 4/9/25	250,000	247,517
5.00% 7/9/27	490,000	500,747
7.50% 2/15/28	820,000	900,679
7.95% 1/9/25	660,000	665,109
UBS Group AG
4.13% 4/15/26	286,000	284,652
μ4.19% 4/1/31	400,000	390,666
4.25% 3/23/28	890,000	883,093
μ4.49% 5/12/26	200,000	199,417
4.55% 4/17/26	271,000	271,682
μ4.75% 5/12/28	410,000	412,619
μ9.02% 11/15/33	250,000	315,915
Wells Fargo & Co.
μ2.19% 4/30/26	680,000	668,928
μ2.39% 6/2/28	230,000	218,688
μ2.88% 10/30/30	430,000	398,829
3.00% 10/23/26	330,000	322,528
μ3.35% 3/2/33	340,000	310,820
4.15% 1/24/29	410,000	408,773
4.30% 7/22/27	204,000	204,468
4.40% 6/14/46	610,000	534,025
μ4.48% 4/4/31	390,000	390,442
4.65% 11/4/44	10,000	9,136
4.75% 12/7/46	580,000	531,756
4.90% 11/17/45	360,000	337,713
μ5.01% 4/4/51	2,030,000	1,990,383
		49,807,541
Beverages–0.49%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	810,000	797,724
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	660,067
4.35% 6/1/40	260,000	245,544
4.75% 1/23/29	120,000	123,126
5.55% 1/23/49	510,000	549,783
Constellation Brands, Inc.
2.25% 8/1/31	30,000	25,936
4.35% 5/9/27	160,000	160,438
		2,562,618
Biotechnology–0.03%
Gilead Sciences, Inc. 4.75% 3/1/46	160,000	153,123
		153,123
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.46%
MEGlobal BV
2.63% 4/28/28	770,000	$713,357
4.25% 11/3/26	510,000	503,341
OCP SA 4.50% 10/22/25	297,000	294,029
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	390,000	369,232
2.88% 5/11/31	650,000	549,875
		2,429,834
Commercial Services–0.39%
Cintas Corp. No. 2
3.70% 4/1/27	160,000	158,921
4.00% 5/1/32	100,000	98,048
DP World Ltd.
4.70% 9/30/49	630,000	554,041
5.63% 9/25/48	970,000	969,767
PayPal Holdings, Inc.
2.30% 6/1/30	120,000	108,776
4.40% 6/1/32	70,000	70,198
5.15% 6/1/34	80,000	83,449
		2,043,200
Cosmetics & Personal Care–0.17%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	245,574
3.63% 3/24/32	250,000	235,157
Kenvue, Inc. 4.90% 3/22/33	290,000	300,190
Procter & Gamble Co. 3.00% 3/25/30	120,000	114,952
		895,873
Diversified Financial Services–0.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	355,310
3.00% 10/29/28	770,000	727,370
3.30% 1/30/32	420,000	379,049
Air Lease Corp.
3.38% 7/1/25	130,000	128,475
5.30% 2/1/28	180,000	184,886
American Express Co. 4.05% 5/3/29	250,000	250,459
Charles Schwab Corp.
5.88% 8/24/26	540,000	555,617
μ6.14% 8/24/34	110,000	120,248
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	80,911
Mastercard, Inc. 3.85% 3/26/50	660,000	558,159
Visa, Inc. 4.30% 12/14/45	610,000	568,345
		3,908,829
LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–0.78%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	$70,287
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	67,612
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	1,028,316
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	76,957
3.95% 4/1/50	60,000	51,362
FirstEnergy Corp.
1.60% 1/15/26	80,000	77,096
3.90% 7/15/27	510,000	504,702
MidAmerican Energy Co. 3.65% 4/15/29	260,000	255,425
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	198,501
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	46,857
2.50% 2/1/31	110,000	96,377
3.30% 8/1/40	230,000	178,640
3.50% 8/1/50	50,000	36,209
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	307,267
5.45% 5/21/28	200,000	205,572
6.15% 5/21/48	890,000	933,790
		4,134,970
Electrical Components & Equipment–0.05%
Emerson Electric Co. 2.80% 12/21/51	350,000	240,645
		240,645
Electronics–0.08%
Honeywell International, Inc. 5.00% 3/1/35	400,000	416,364
		416,364
Entertainment–0.17%
Warnermedia Holdings, Inc.
3.76% 3/15/27	100,000	96,695
4.05% 3/15/29	130,000	123,153
4.28% 3/15/32	350,000	310,916
5.05% 3/15/42	50,000	40,816
5.14% 3/15/52	90,000	69,415
5.39% 3/15/62	80,000	61,307
6.41% 3/15/26	210,000	210,124
		912,426
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.05%
Waste Connections, Inc. 5.00% 3/1/34	240,000	$246,344
		246,344
Food–0.19%
Kroger Co. 5.00% 9/15/34	220,000	221,834
Mars, Inc.
2.38% 7/16/40	300,000	213,578
2.70% 4/1/25	80,000	79,204
3.20% 4/1/30	250,000	236,592
Mondelez International, Inc. 1.50% 5/4/25	270,000	264,640
		1,015,848
Forest Products & Paper–0.12%
Suzano Austria GmbH 6.00% 1/15/29	600,000	621,302
		621,302
Health Care Products–0.30%
Abbott Laboratories 4.75% 11/30/36	160,000	164,159
Solventum Corp.
5.40% 3/1/29	310,000	318,932
5.45% 3/13/31	310,000	319,575
5.60% 3/23/34	430,000	445,302
5.90% 4/30/54	340,000	352,202
		1,600,170
Health Care Services–0.84%
Aetna, Inc. 3.88% 8/15/47	110,000	85,904
Cigna Group
4.38% 10/15/28	600,000	602,331
4.80% 8/15/38	240,000	233,834
4.90% 12/15/48	220,000	207,190
Elevance Health, Inc.
3.35% 12/1/24	100,000	99,697
3.65% 12/1/27	100,000	98,600
4.10% 5/15/32	190,000	185,443
4.55% 5/15/52	160,000	142,765
Humana, Inc.
3.13% 8/15/29	260,000	245,341
3.70% 3/23/29	420,000	408,675
3.95% 3/15/27	290,000	287,567
4.50% 4/1/25	40,000	39,919
4.80% 3/15/47	10,000	9,022
Roche Holdings, Inc. 2.61% 12/13/51	300,000	198,554
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	67,545
2.00% 5/15/30	230,000	205,050
2.30% 5/15/31	40,000	35,466
2.90% 5/15/50	120,000	84,055
3.13% 5/15/60	20,000	13,650
3.70% 8/15/49	560,000	451,007
LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
3.88% 12/15/28	70,000	$69,597
3.88% 8/15/59	160,000	127,612
4.00% 5/15/29	200,000	199,513
4.20% 5/15/32	240,000	238,114
4.25% 6/15/48	50,000	44,259
4.45% 12/15/48	40,000	36,373
		4,417,083
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	60,000	57,195
		57,195
Housewares–0.02%
Newell Brands, Inc. 5.70% 4/1/26	110,000	110,270
		110,270
Insurance–0.31%
Aon North America, Inc. 5.45% 3/1/34	540,000	566,957
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	259,283
Chubb INA Holdings LLC 3.35% 5/3/26	140,000	138,352
Guardian Life Global Funding 1.10% 6/23/25	80,000	78,084
MetLife, Inc. 6.40% 12/15/66	380,000	402,904
New York Life Global Funding 0.95% 6/24/25	140,000	136,364
Principal Life Global Funding II 1.25% 6/23/25	70,000	68,376
		1,650,320
Internet–0.90%
Alphabet, Inc.
1.10% 8/15/30	360,000	309,968
1.90% 8/15/40	150,000	107,119
Amazon.com, Inc.
1.50% 6/3/30	340,000	297,460
2.10% 5/12/31	230,000	203,602
2.50% 6/3/50	1,750,000	1,156,130
3.15% 8/22/27	330,000	323,955
3.30% 4/13/27	70,000	69,106
3.45% 4/13/29	140,000	137,896
3.60% 4/13/32	590,000	570,150
3.88% 8/22/37	120,000	112,851
4.25% 8/22/57	50,000	45,259
4.95% 12/5/44	150,000	155,812
Meta Platforms, Inc. 4.75% 8/15/34	430,000	438,899
Prosus NV
3.68% 1/21/30	200,000	188,622
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Prosus NV (continued)
4.03% 8/3/50	850,000	$621,454
		4,738,283
Lodging–0.19%
Las Vegas Sands Corp. 6.00% 8/15/29	140,000	145,488
Sands China Ltd.
4.38% 6/18/30	600,000	574,416
5.13% 8/8/25	270,000	269,415
		989,319
Machinery Diversified–0.06%
Deere & Co.
3.10% 4/15/30	150,000	142,440
3.75% 4/15/50	100,000	85,177
Otis Worldwide Corp. 2.06% 4/5/25	100,000	98,613
		326,230
Media–1.45%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	62,539
4.20% 3/15/28	420,000	408,345
4.40% 4/1/33	540,000	494,030
4.80% 3/1/50	230,000	176,081
4.91% 7/23/25	174,000	173,715
5.05% 3/30/29	410,000	407,857
5.13% 7/1/49	370,000	297,329
5.38% 4/1/38	400,000	364,925
5.38% 5/1/47	200,000	167,926
5.50% 4/1/63	150,000	122,221
6.48% 10/23/45	290,000	279,761
6.55% 6/1/34	120,000	124,821
Comcast Corp.
2.80% 1/15/51	290,000	192,418
2.89% 11/1/51	320,000	215,030
2.94% 11/1/56	54,000	35,292
3.15% 3/1/26	266,000	262,324
3.25% 11/1/39	30,000	24,538
3.40% 4/1/30	180,000	172,685
3.40% 7/15/46	20,000	15,477
3.45% 2/1/50	120,000	90,794
3.75% 4/1/40	100,000	86,568
3.97% 11/1/47	350,000	292,446
4.00% 8/15/47	40,000	33,652
4.00% 3/1/48	30,000	25,138
4.00% 11/1/49	30,000	25,056
4.05% 11/1/52	590,000	490,445
4.15% 10/15/28	730,000	731,138
4.25% 10/15/30	570,000	569,030
4.95% 10/15/58	30,000	28,841
LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Fox Corp.
5.48% 1/25/39	710,000	$716,289
6.50% 10/13/33	220,000	240,730
Time Warner Cable LLC
6.55% 5/1/37	60,000	59,388
7.30% 7/1/38	120,000	126,062
Walt Disney Co. 6.65% 11/15/37	110,000	129,985
		7,642,876
Mining–0.46%
Anglo American Capital PLC 4.00% 9/11/27	220,000	216,597
Barrick North America Finance LLC 5.70% 5/30/41	330,000	348,109
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	220,000	220,653
Freeport-McMoRan, Inc.
5.40% 11/14/34	80,000	82,969
5.45% 3/15/43	70,000	70,301
Glencore Funding LLC
3.88% 10/27/27	30,000	29,585
4.00% 3/27/27	130,000	128,783
Southern Copper Corp. 5.25% 11/8/42	1,390,000	1,357,266
		2,454,263
Miscellaneous Manufacturing–0.04%
Eaton Corp. 4.15% 11/2/42	250,000	228,883
		228,883
Oil & Gas–3.06%
Apache Corp.
4.75% 4/15/43	400,000	330,250
6.00% 1/15/37	533,000	550,611
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	46,044
2.94% 6/4/51	50,000	33,986
3.00% 2/24/50	440,000	304,699
3.41% 2/11/26	50,000	49,583
3.63% 4/6/30	140,000	135,913
Chevron Corp.
2.00% 5/11/27	60,000	57,319
3.08% 5/11/50	150,000	109,835
Chevron USA, Inc.
3.25% 10/15/29	490,000	474,314
3.85% 1/15/28	160,000	160,327
Continental Resources, Inc.
4.38% 1/15/28	480,000	473,117
4.90% 6/1/44	70,000	59,866
5.75% 1/15/31	10,000	10,231
Coterra Energy, Inc.
3.90% 5/15/27	300,000	295,550
4.38% 3/15/29	850,000	839,253
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Devon Energy Corp.
4.50% 1/15/30	195,000	$193,273
4.75% 5/15/42	50,000	44,265
5.00% 6/15/45	875,000	781,173
5.60% 7/15/41	297,000	291,120
5.75% 9/15/54	70,000	68,130
5.85% 12/15/25	180,000	181,828
Diamondback Energy, Inc.
3.13% 3/24/31	360,000	328,200
3.25% 12/1/26	110,000	107,656
3.50% 12/1/29	440,000	418,487
Ecopetrol SA 5.88% 5/28/45	970,000	728,159
EOG Resources, Inc.
3.90% 4/1/35	510,000	478,049
4.38% 4/15/30	290,000	292,137
4.95% 4/15/50	400,000	385,716
EQT Corp. 7.00% 2/1/30	220,000	240,199
Exxon Mobil Corp.
2.44% 8/16/29	290,000	271,459
3.45% 4/15/51	180,000	139,480
3.48% 3/19/30	220,000	213,718
4.11% 3/1/46	180,000	160,411
4.33% 3/19/50	30,000	27,172
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	251,900
5.75% 4/19/47	950,000	876,745
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	193,021
3.50% 8/15/29	120,000	112,990
4.10% 2/15/47	180,000	136,650
4.20% 3/15/48	50,000	39,397
4.40% 4/15/46	90,000	73,034
4.50% 7/15/44	680,000	552,799
4.63% 6/15/45	280,000	232,365
5.55% 3/15/26	50,000	50,569
6.60% 3/15/46	600,000	645,593
Pertamina Persero PT 6.00% 5/3/42	430,000	453,650
Petroleos del Peru SA
4.75% 6/19/32	670,000	527,335
5.63% 6/19/47	360,000	245,548
Petroleos Mexicanos 6.88% 8/4/26	85,000	84,667
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	48,080
1.90% 8/15/30	200,000	175,346
2.15% 1/15/31	440,000	386,540
Reliance Industries Ltd.
2.88% 1/12/32	360,000	318,118
3.63% 1/12/52	630,000	477,351
Shell International Finance BV
2.38% 11/7/29	50,000	46,342
LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance BV (continued)
2.75% 4/6/30	100,000	$93,137
3.25% 4/6/50	380,000	282,002
4.00% 5/10/46	660,000	564,364
		16,149,073
Oil & Gas Services–0.03%
Halliburton Co. 5.00% 11/15/45	70,000	67,056
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	74,171
		141,227
Pharmaceuticals–1.87%
AbbVie, Inc.
2.60% 11/21/24	720,000	717,535
2.95% 11/21/26	160,000	156,630
3.20% 11/21/29	1,200,000	1,147,562
3.60% 5/14/25	150,000	149,044
3.80% 3/15/25	190,000	189,324
4.25% 11/21/49	380,000	340,374
4.55% 3/15/35	20,000	20,005
4.80% 3/15/29	300,000	308,747
4.88% 11/14/48	30,000	29,527
4.95% 3/15/31	130,000	135,173
5.05% 3/15/34	180,000	188,013
Becton Dickinson & Co.
3.73% 12/15/24	16,000	15,949
4.69% 12/15/44	113,000	105,609
Bristol-Myers Squibb Co.
3.40% 7/26/29	81,000	78,736
5.10% 2/22/31	160,000	167,538
5.20% 2/22/34	450,000	474,557
5.55% 2/22/54	90,000	95,345
5.65% 2/22/64	60,000	63,583
CVS Health Corp.
1.88% 2/28/31	50,000	42,117
2.13% 9/15/31	180,000	152,099
3.63% 4/1/27	70,000	69,025
3.75% 4/1/30	230,000	220,401
3.88% 7/20/25	480,000	476,552
4.13% 4/1/40	70,000	59,956
4.25% 4/1/50	220,000	177,573
4.30% 3/25/28	392,000	390,945
5.05% 3/25/48	570,000	520,256
5.13% 7/20/45	270,000	251,557
Eli Lilly & Co.
4.60% 8/14/34	190,000	192,980
4.70% 2/9/34	420,000	429,367
5.00% 2/9/54	40,000	40,667
5.10% 2/9/64	330,000	337,127
Johnson & Johnson 2.10% 9/1/40	440,000	319,887
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.
1.45% 6/24/30	600,000	$520,307
2.75% 12/10/51	50,000	33,804
Pfizer, Inc.
1.70% 5/28/30	1,030,000	908,996
2.63% 4/1/30	220,000	204,093
2.70% 5/28/50	240,000	166,319
		9,897,279
Pipelines–2.35%
Cameron LNG LLC 3.30% 1/15/35	760,000	655,882
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	1,240,000	1,296,531
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	250,000	266,750
6.54% 11/15/53	310,000	349,142
Energy Transfer LP
2.90% 5/15/25	130,000	128,393
3.75% 5/15/30	1,240,000	1,184,539
4.95% 6/15/28	80,000	81,364
5.25% 4/15/29	250,000	257,166
5.30% 4/1/44	20,000	19,127
5.40% 10/1/47	210,000	199,972
5.50% 6/1/27	170,000	174,347
5.55% 5/15/34	210,000	217,436
6.25% 4/15/49	110,000	115,665
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	438,488
3.13% 7/31/29	50,000	47,744
3.70% 1/31/51	320,000	249,021
3.95% 2/15/27	303,000	302,160
3.95% 1/31/60	90,000	70,599
4.15% 10/16/28	260,000	259,848
4.85% 1/31/34	480,000	486,942
4.85% 3/15/44	40,000	38,121
5.10% 2/15/45	180,000	177,333
μ5.38% 2/15/78	70,000	66,873
5.55% 2/16/55	40,000	41,320
6.65% 10/15/34	110,000	125,200
7.55% 4/15/38	40,000	49,570
Kinder Morgan Energy Partners LP 5.50% 3/1/44	140,000	137,675
Kinder Morgan, Inc.
4.30% 6/1/25	150,000	149,317
4.30% 3/1/28	220,000	220,390
MPLX LP
4.50% 4/15/38	230,000	212,601
4.70% 4/15/48	170,000	148,259
4.80% 2/15/29	310,000	314,825
5.20% 3/1/47	100,000	94,805
5.20% 12/1/47	130,000	121,887
LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc.
5.55% 11/1/26	100,000	$102,266
5.80% 11/1/30	160,000	170,336
6.05% 9/1/33	270,000	288,486
6.63% 9/1/53	260,000	288,506
Targa Resources Corp. 4.95% 4/15/52	70,000	63,001
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	210,000	192,323
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	168,588
7.85% 2/1/26	1,020,000	1,054,974
Western Midstream Operating LP
3.10% 2/1/25	340,000	337,156
4.05% 2/1/30	40,000	38,513
Williams Cos., Inc.
4.85% 3/1/48	50,000	45,602
4.90% 1/15/45	270,000	249,851
5.10% 9/15/45	190,000	180,890
5.15% 3/15/34	380,000	384,142
8.75% 3/15/32	120,000	146,845
		12,410,771
Retail–0.62%
Costco Wholesale Corp.
1.38% 6/20/27	290,000	272,027
1.60% 4/20/30	30,000	26,499
1.75% 4/20/32	120,000	102,221
Home Depot, Inc.
1.38% 3/15/31	260,000	218,907
2.50% 4/15/27	100,000	96,638
2.70% 4/15/30	150,000	139,537
3.25% 4/15/32	270,000	252,656
3.30% 4/15/40	160,000	133,722
3.35% 4/15/50	210,000	161,411
3.90% 6/15/47	30,000	25,623
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	227,751
4.50% 4/15/30	240,000	243,088
McDonald's Corp.
1.45% 9/1/25	250,000	243,395
2.13% 3/1/30	220,000	198,160
3.50% 3/1/27	50,000	49,395
3.50% 7/1/27	40,000	39,444
3.60% 7/1/30	140,000	135,890
3.63% 9/1/49	30,000	23,634
3.70% 1/30/26	90,000	89,461
4.20% 4/1/50	160,000	138,332
4.88% 12/9/45	330,000	320,508
Walmart, Inc.
1.50% 9/22/28	80,000	73,562
1.80% 9/22/31	50,000	43,485
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
2.38% 9/24/29	30,000	$28,154
		3,283,500
Semiconductors–0.89%
Applied Materials, Inc. 1.75% 6/1/30	90,000	79,028
Broadcom, Inc.
3.14% 11/15/35	380,000	324,951
3.19% 11/15/36	8,000	6,780
4.15% 11/15/30	72,000	71,101
4.93% 5/15/37	199,000	198,828
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	305,632
5.90% 1/25/30	460,000	476,112
Intel Corp.
1.60% 8/12/28	120,000	107,297
3.05% 8/12/51	60,000	38,425
4.75% 3/25/50	200,000	173,315
5.13% 2/10/30	170,000	173,693
5.20% 2/10/33	120,000	121,578
KLA Corp. 4.65% 7/15/32	160,000	163,745
Micron Technology, Inc.
5.30% 1/15/31	190,000	197,422
5.88% 2/9/33	190,000	202,893
5.88% 9/15/33	20,000	21,391
NVIDIA Corp. 3.70% 4/1/60	210,000	172,804
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	60,000	59,173
Texas Instruments, Inc.
1.75% 5/4/30	130,000	114,788
3.88% 3/15/39	70,000	64,950
4.15% 5/15/48	370,000	329,838
TSMC Arizona Corp.
1.75% 10/25/26	210,000	199,633
2.50% 10/25/31	1,250,000	1,105,888
		4,709,265
Software–0.40%
Adobe, Inc. 2.30% 2/1/30	260,000	238,907
Oracle Corp.
1.65% 3/25/26	630,000	605,590
2.88% 3/25/31	510,000	463,968
2.95% 4/1/30	40,000	37,195
3.60% 4/1/50	90,000	68,517
4.65% 5/6/30	170,000	173,354
5.38% 9/27/54	340,000	339,792
Salesforce, Inc. 3.70% 4/11/28	190,000	188,946
		2,116,269
Telecommunications–1.64%
AT&T, Inc.
2.25% 2/1/32	330,000	283,253
2.55% 12/1/33	340,000	286,582
LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
3.55% 9/15/55	28,000	$20,480
3.65% 9/15/59	50,000	36,278
3.80% 12/1/57	60,000	45,428
4.35% 3/1/29	1,300,000	1,307,864
4.35% 6/15/45	58,000	51,232
Telefonica Emisiones SA 5.21% 3/8/47	150,000	142,290
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	189,816
2.55% 2/15/31	130,000	115,870
2.63% 2/15/29	450,000	419,176
3.00% 2/15/41	250,000	191,999
3.30% 2/15/51	60,000	43,557
3.50% 4/15/25	210,000	208,502
3.75% 4/15/27	40,000	39,519
3.88% 4/15/30	1,910,000	1,857,419
5.15% 4/15/34	190,000	195,736
Verizon Communications, Inc.
1.75% 1/20/31	840,000	716,593
2.55% 3/21/31	398,000	355,381
2.65% 11/20/40	100,000	73,681
3.15% 3/22/30	170,000	160,198
3.40% 3/22/41	60,000	49,001
3.85% 11/1/42	210,000	179,421
4.00% 3/22/50	210,000	174,997
4.40% 11/1/34	220,000	214,855
4.50% 8/10/33	840,000	830,019
4.78% 2/15/35	296,000	295,575
4.86% 8/21/46	20,000	19,492
5.25% 3/16/37	130,000	135,168
5.50% 3/16/47	30,000	32,069
		8,671,451
Transportation–0.10%
Union Pacific Corp.
2.15% 2/5/27	170,000	163,000
2.40% 2/5/30	160,000	146,783
3.75% 2/5/70	220,000	166,563
3.84% 3/20/60	90,000	71,909
		548,255
Total Corporate Bonds (Cost $169,621,779)		161,771,890
NON-AGENCY ASSET-BACKED SECURITIES–8.44%
•522 Funding CLO Ltd. Series 2020-6A A1R 6.69% (TSFR03M + 1.41%) 10/23/34	480,000	480,820
•AB BSL CLO 4 Ltd. Series 2023-4A A 7.28% (TSFR03M + 2.00%) 4/20/36	250,000	251,486
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•AGL CLO 13 Ltd. Series 2021-13A A1 6.70% (TSFR03M + 1.42%) 10/20/34	260,000	$259,948
•Apex Credit CLO Ltd. Series 2020-1A A1RR 6.77% (TSFR03M + 1.45%) 4/20/35	680,000	680,211
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.79% (SOFR30A + 1.45%) 1/15/37	481,105	479,903
•ARES Loan Funding IV Ltd. Series 2023-ALF4A A1 7.05% (TSFR03M + 1.75%) 10/15/36	710,000	714,999
•ARES XLIV CLO Ltd. Series 2017-44A A1R 6.64% (TSFR03M + 1.34%) 4/15/34	680,000	680,156
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A A 5.36% 6/20/30	330,000	339,160
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 6.71% (TSFR03M + 1.43%) 1/20/35	380,000	380,333
•Battery Park CLO Ltd. Series 2019-1A AR 6.70% (TSFR03M + 1.40%) 7/15/36	370,000	370,919
•Birch Grove CLO 4 Ltd. Series 2022-4A A1R 6.78% (TSFR03M + 1.48%) 7/15/37	410,000	411,435
•Birch Grove CLO 7 Ltd. Series 2023-7A A1 7.08% (TSFR03M + 1.80%) 10/20/36	1,760,000	1,771,088
•Birch Grove CLO 8 Ltd. Series 2024-8A A1 6.93% (TSFR03M + 1.63%) 4/20/37	240,000	241,740
•Black Diamond CLO Ltd. Series 2024-1A A1 1.00% (1.65% minus TSFR03M) 10/25/37	1,360,000	1,360,233
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	207,008	190,684
•BlueMountain CLO XXXI Ltd. Series 2021-31A A1 6.69% (TSFR03M + 1.41%) 4/19/34	440,000	440,440
•CarVal CLO XI C Ltd. Series 2024-3A A1 5.96% (TSFR03M + 1.39%) 10/20/37	970,000	971,455
•Cayuga Park CLO Ltd. Series 2020-1A AR 6.67% (TSFR03M + 1.38%) 7/17/34	620,000	621,271
•CBAM Ltd. Series 2017-1A A1 6.79% (TSFR03M + 1.51%) 7/20/30	319,034	319,218
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CIFC Funding Ltd. Series 2015-4A A1A2 6.61% (TSFR03M + 1.33%) 4/20/34	440,000	$440,941
CLI Funding IX LLC Series 2024-1A A 5.63% 7/20/49	698,758	705,365
DLLMT LLC Series 2024-1A A4 4.98% 4/20/32	320,000	325,476
DRIVEN BRANDS FUNDING LLC Series 2024-1A A2 6.37% 10/20/54	850,000	883,083
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.74% (SOFR30A + 1.46%) 3/25/36	220,076	220,667
ELFI Graduate Loan Program LLC Series 2023-A A 6.37% 2/4/48	709,856	735,572
•Elmwood CLO 26 Ltd. Series 2024-1A A1 6.79% (TSFR03M + 1.50%) 4/18/37	200,000	201,123
•Elmwood CLO I Ltd. Series 2019-1A A1RR 6.80% (TSFR03M + 1.52%) 4/20/37	670,000	671,675
•Empower CLO Ltd. Series 2024-1A A1 6.91% (TSFR03M + 1.60%) 4/25/37	250,000	251,449
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 6.88% (TSFR03M + 1.64%) 5/5/30	87,433	87,606
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 7.04% (TSFR03M + 1.75%) 10/25/34	950,000	950,718
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 7.23% (TSFR03M + 1.95%) 4/25/36	250,000	251,554
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	379,529	325,909
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 6.89% (TSFR03M + 1.61%) 1/20/33	250,000	250,150
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1R 6.64% (TSFR03M + 1.48%) 7/30/37	510,000	512,168
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	696,600	622,776
Hertz Vehicle Financing III LLC
Series 2023-3A A 5.94% 2/25/28	250,000	256,240
Series 2023-4A A 6.15% 3/25/30	400,000	419,113
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	580,000	540,702
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.26% (TSFR01M + 1.16%) 6/16/36	124,856	$124,203
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	480,738	411,228
•HPS Loan Management Ltd. Series 2021-16A A1 6.68% (TSFR03M + 1.40%) 1/23/35	360,000	360,255
•Kings Park CLO Ltd. Series 2021-1A A 6.67% (TSFR03M + 1.39%) 1/21/35	880,000	880,173
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	580,679	582,375
•Magnetite XVII Ltd. Series 2016-17A AR2 6.78% (TSFR03M + 1.50%) 4/20/37	540,000	543,510
•Magnetite XXIX Ltd. Series 2021-29A BR 6.99% (TSFR03M + 1.75%) 7/15/37	690,000	691,664
•Magnetite XXVI Ltd. Series 2020-26A A1R 6.67% (TSFR03M + 1.38%) 7/25/34	470,000	470,823
•Midocean Credit CLO VII Series 2017-7A BR 7.16% (TSFR03M + 1.86%) 7/15/29	420,000	420,609
MMAF Equipment Finance LLC Series 2024-A A4 5.10% 7/13/49	520,000	532,614
MVW LLC Series 2023-2A A 6.18% 11/20/40	239,241	247,831
•Myers Park CLO Ltd. Series 2018-1A B1 7.14% (TSFR03M + 1.86%) 10/20/30	250,000	250,409
•Navient Student Loan Trust Series 2016-3A A3 6.74% (SOFR30A + 1.46%) 6/25/65	298,039	301,065
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	537,149	507,400
•Oaktree CLO Ltd. Series 2024-25A A 6.85% (TSFR03M + 1.55%) 4/20/37	750,000	755,063
•Ocean Trails CLO X Series 2020-10A AR2 1.00% (1.30% minus TSFR03M) 10/15/34	690,000	690,121
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 7.28% (TSFR03M + 2.00%) 1/20/35	390,000	391,069
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 6.38% (TSFR03M + 1.26%) 2/14/31	316,512	316,797
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 6.58% (TSFR03M + 1.30%) 2/24/37	590,000	590,419
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OHA Loan Funding Ltd. Series 2013-2A AR 6.40% (TSFR03M + 1.30%) 5/23/31	404,887	$405,540
•Palmer Square CLO Ltd. Series 2019-1A A1R 6.53% (TSFR03M + 1.41%) 11/14/34	440,000	440,704
•Park Blue CLO Ltd.
Series 2022-2A A1R 6.70% (TSFR03M + 1.42%) 7/20/37	770,000	771,912
Series 2024-5A A1 6.80% (TSFR03M + 1.48%) 7/25/37	620,000	621,333
•Point Au Roche Park CLO Ltd. Series 2021-1A A 6.62% (TSFR03M + 1.34%) 7/20/34	900,000	899,775
•Rad CLO Ltd. Series 2023-22A A1 7.11% (TSFR03M + 1.83%) 1/20/37	1,500,000	1,511,279
•Recette CLO Ltd. Series 2015-1A ARR 6.62% (TSFR03M + 1.34%) 4/20/34	250,000	250,100
•REESE PARK CLO Ltd. Series 2020-1A AR 6.69% (TSFR03M + 1.39%) 10/15/34	790,000	790,668
•SLC Student Loan Trust Series 2008-1 A4A 7.23% (SOFR90A + 1.86%) 12/15/32	268,215	271,608
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.54% (TSFR03M + 0.59%) 6/15/39	163,390	160,147
Series 2006-A A5 5.50% (TSFR03M + 0.55%) 6/15/39	153,587	149,170
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	142,393	136,180
Series 2021-C APT1 1.39% 1/15/53	494,624	449,625
Series 2021-C B 2.30% 1/15/53	258,152	246,290
Series 2022-C A1A 4.48% 5/16/50	935,990	926,932
•Series 2024-C A1B 6.44% (SOFR30A + 1.10%) 6/17/52	394,192	391,005
Series 2024-E A1A 5.09% 10/16/56	630,000	638,997
•Symphony CLO Ltd. Series 2023-40A A1 6.94% (TSFR03M + 1.64%) 1/14/34	1,610,000	1,611,666
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Trestles CLO VII Ltd. Series 2024-7A A1 6.20% (TSFR03M + 1.38%) 10/25/37	650,000	$650,519
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	439,694	410,244
U.S. Bank NA Series 2023-1 B 6.79% 8/25/32	303,717	308,261
U.S. Small Business Administration Series 2019-20D 1 2.98% 4/1/39	69,832	65,590
•Voya CLO Ltd. Series 2017-3A A1R 6.58% (TSFR03M + 1.30%) 4/20/34	370,000	369,929
•Whitebox CLO I Ltd. Series 2019-1A A1RR 6.66% (TSFR03M + 1.32%) 7/24/36	680,000	680,986
•Whitebox CLO II Ltd. Series 2020-2A A1R 6.77% (TSFR03M + 1.48%) 10/24/34	500,000	500,276
•Whitebox CLO III Ltd. Series 2021-3A A1 6.78% (TSFR03M + 1.48%) 10/15/34	1,070,000	1,070,556
•Woodmont Trust Series 2023-12A A1R 1.00% (1.40% minus TSFR03M) 10/25/32	1,190,000	1,190,208
Total Non-Agency Asset-Backed Securities (Cost $44,724,556)		44,604,914
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.44%
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	192,445	169,085
Series 2022-3 A1 4.00% 1/25/67	403,086	393,759
BRAVO Residential Funding Trust
•Series 2022-NQM3 A1 5.11% 7/25/62	730,466	726,559
φ•Series 2024-NQM3 A1 6.19% 3/25/64	494,747	502,640
φ•Series 2024-NQM5 A1 5.80% 6/25/64	254,795	257,718
φ•Series 2024-NQM5 A3 6.16% 6/25/64	362,594	366,598
•CENT Trust Series 2023-CITY A 7.72% (TSFR01M + 2.62%) 9/15/38	870,000	872,172
•CIM Trust Series 2024-R1 A1 4.75% 6/25/64	992,040	985,524
φ•COLT Mortgage Loan Trust Series 2024-4 A1 5.95% 7/25/69	986,288	1,000,285
•CRSO Trust Series 2023 7.12% 7/10/40	1,280,000	1,330,355
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	835,742	$771,269
φ•Series 2019-NQM1 A3 4.06% 10/25/59	0	0
•Series 2020-RPL4 A1 2.00% 1/25/60	244,727	219,879
•Series 2021-AFC1 A1 0.83% 3/25/56	221,370	183,283
•Series 2021-AFC1 A3 1.17% 3/25/56	296,837	248,500
•Series 2021-NQM3 A3 1.63% 4/25/66	511,712	453,547
•Series 2021-NQM7 A1 1.76% 10/25/66	170,555	148,733
•Series 2021-NQM8 A1 1.84% 10/25/66	852,585	773,995
Series 2021-RPL2 A1 2.00% 1/25/60	149,523	132,659
•Series 2022-NQM1 A1 2.27% 11/25/66	842,333	758,817
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	597,470	546,992
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	229,315	192,079
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	622,869	600,864
•Impac CMB Trust Series 2007-A A 5.47% (TSFR01M + 0.61%) 5/25/37	290,004	280,281
•JP Morgan Mortgage Trust Series 2017-5 A2 5.42% 10/26/48	839,123	831,079
•MFA Trust Series 2020-NQM1 A3 3.30% 8/25/49	142,459	135,541
•Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV2 A1 6.50% 2/25/54	897,577	911,216
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	156,849	150,375
Series 2015-2A A1 3.75% 8/25/55	529,770	509,796
Series 2015-2A A2 3.75% 8/25/55	301,548	288,696
Series 2016-3A A1B 3.25% 9/25/56	169,671	159,199
Series 2017-2A B2 4.75% 3/25/57	369,138	366,684
Series 2017-4A A1 4.00% 5/25/57	399,632	385,776
Series 2017-6A A1 4.00% 8/27/57	854,647	827,047
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2022-NQM2 A1 3.08% 3/27/62	825,179	$787,478
OBX Trust
•Series 2021-NQM2 A1 1.10% 5/25/61	159,791	132,096
•Series 2021-NQM3 A1 1.05% 7/25/61	248,366	205,879
•Series 2021-NQM4 A1 1.96% 10/25/61	520,664	449,282
•Series 2022-NQM1 A1 2.31% 11/25/61	806,215	722,740
φ•Series 2024-NQM1 A1 5.93% 11/25/63	970,457	980,252
φ•Series 2024-NQM11 A1 5.88% 6/25/64	252,158	255,670
PRKCM Trust
•Series 2021-AFC2 A1 2.07% 11/25/56	232,679	206,652
φ•Series 2024-HOME1 A1 6.43% 5/25/59	641,903	655,541
φ•PRPM LLC Series 2024-RCF1 A1 4.00% 1/25/54	237,893	234,027
•RCKT Mortgage Trust Series 2024-INV1 A1 6.50% 6/25/54	290,728	294,782
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	819,411	774,029
Towd Point Mortgage Trust
•Series 2019-HY2 M2 6.87% (TSFR01M + 2.01%) 5/25/58	300,000	304,208
Series 2022-4 A1 3.75% 9/25/62	739,075	706,042
φ•Verus Securitization Trust Series 2024-6 A3 6.15% 7/25/69	254,624	257,496
Total Non-Agency Collateralized Mortgage Obligations (Cost $24,421,287)		23,447,176
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.15%
•AREIT Trust Series 2022-CRE6 A 6.59% (SOFR30A + 1.25%) 1/20/37	435,488	432,652
•BANK Series 2018-BN14 C 4.77% 9/15/60	520,000	432,506
•BMP Series 2024-MF23 A 6.47% (TSFR01M + 1.37%) 6/15/41	1,000,000	998,127
•BOCA Commercial Mortgage Trust Series 2024-BOCA A 7.02% (TSFR01M + 1.92%) 8/15/41	940,000	939,999
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.88% (TSFR01M + 0.78%) 6/15/38	350,695	$348,945
Series 2021-XL2 A 5.90% (TSFR01M + 0.80%) 10/15/38	922,885	915,582
Series 2023-XL3 A 6.86% (TSFR01M + 1.76%) 12/9/40	364,058	365,195
Series 2024-XL5 A 6.49% (TSFR01M + 1.39%) 3/15/41	360,581	360,356
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	270,000	250,702
•Series 2021-BXMF A 5.85% (TSFR01M + 0.75%) 10/15/26	509,056	504,925
•Series 2022-LBA6 A 6.10% (TSFR01M + 1.00%) 1/15/39	530,000	526,693
•Series 2024-PALM A 6.64% (TSFR01M + 1.54%) 6/15/37	250,000	249,922
•Series 2024-VLT4 B 7.04% (TSFR01M + 1.94%) 7/15/29	750,000	749,999
•CAMB Commercial Mortgage Trust Series 2019-LIFE A 6.46% (TSFR01M + 1.37%) 12/15/37	420,000	419,738
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	610,000	576,696
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	28,903	28,867
Series 2016-P3 A4 3.33% 4/15/49	178,000	174,088
Series 2016-P6 A4 3.46% 12/10/49	88,681	86,476
COMM Mortgage Trust
Series 2014-CR20 A4 3.59% 11/10/47	53,396	52,971
Series 2014-CR20 AM 3.94% 11/10/47	380,000	373,205
Series 2015-CR23 A4 3.50% 5/10/48	98,000	97,027
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	225,000	219,565
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.91% 1/15/49	308,000	303,745
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	425,000	$419,976
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	404,000	390,610
•MHC Commercial Mortgage Trust Series 2021-MHC A 6.01% (TSFR01M + 0.92%) 4/15/38	293,607	292,424
•MHC Trust Series 2021-MHC2 A 6.06% (TSFR01M + 0.96%) 5/15/38	131,523	130,948
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	388,000	384,037
Series 2015-C26 A5 3.53% 10/15/48	301,800	296,673
Series 2016-C29 A4 3.33% 5/15/49	170,000	166,104
•MSWF Commercial Mortgage Trust Series 2023-2 A5 6.01% 12/15/56	540,000	592,636
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.50% (TSFR01M + 1.40%) 3/15/39	320,000	317,802
•NJ Trust Series 2023-GSP A 6.70% 1/6/29	420,000	445,252
•NYC Trust Series 2024-3ELV A 7.09% (TSFR01M + 1.99%) 8/15/29	310,000	311,161
•OPG Trust Series 2021-PORT A 5.70% (TSFR01M + 0.60%) 10/15/36	695,464	688,520
•PFP Ltd. Series 2024-11 A 6.92% (TSFR01M + 1.83%) 9/17/39	260,000	260,164
•SMRT Series 2022-MINI A 6.10% (TSFR01M + 1.00%) 1/15/39	540,000	534,774
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	480,000	396,543
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,045,113
Wells Fargo Commercial Mortgage Trust
*•Series 2016-BNK1 XA 1.85% 8/15/49	3,807,595	81,347
*•Series 2016-C36 XA 1.30% 11/15/59	7,752,326	134,829
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2024-C63 A5 5.31% 8/15/57	350,000	$366,847
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $17,258,545)		16,663,741
ΔSOVEREIGN BONDS–1.62%
Chile—0.04%
Chile Government International Bonds 3.10% 1/22/61	290,000	192,772
		192,772
Colombia—0.35%
Colombia Government International Bonds
3.13% 4/15/31	280,000	231,000
3.88% 4/25/27	420,000	404,276
5.00% 6/15/45	650,000	478,269
5.20% 5/15/49	210,000	155,205
5.63% 2/26/44	760,000	611,568
		1,880,318
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	310,000	304,597
		304,597
Israel—0.22%
Israel Government International Bonds 2.75% 7/3/30	870,000	762,337
State of Israel
3.38% 1/15/50	220,000	149,325
3.80% 5/13/60	380,000	264,204
		1,175,866
Kazakhstan—0.14%
Kazakhstan Government International Bonds 4.88% 10/14/44	770,000	765,973
		765,973
Mexico—0.71%
Mexico Government International Bonds
3.50% 2/12/34	2,010,000	1,710,058
4.40% 2/12/52	1,000,000	767,525
4.75% 3/8/44	1,490,000	1,260,210
		3,737,793
Peru—0.08%
Peruvian Government International Bonds
3.55% 3/10/51	160,000	120,857
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru (continued)
Peruvian Government International Bonds (continued)
3.60% 1/15/72	430,000	$293,808
		414,665
Uruguay—0.02%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	99,302
		99,302
Total Sovereign Bonds (Cost $10,166,022)		8,571,286
U.S. TREASURY OBLIGATIONS–19.33%
U.S. Treasury Bonds
1.88% 2/15/51	2,300,000	1,441,094
3.88% 5/15/43	2,740,000	2,638,106
4.00% 11/15/42	1,200,000	1,180,875
4.13% 8/15/44	60,000	59,531
4.25% 2/15/54	1,100,000	1,120,969
4.38% 8/15/43	2,130,000	2,190,156
4.63% 5/15/44	13,220,000	14,011,134
4.63% 5/15/54	350,000	379,641
4.75% 11/15/43	10,800,000	11,650,078
4.75% 11/15/53	12,000,000	13,254,844
U.S. Treasury Inflation Indexed Bonds 1.88% 7/15/34	5,753,604	5,894,137
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	1,319,875	1,273,402
U.S. Treasury Notes
3.63% 9/30/31	5,150,000	5,140,344
3.75% 8/15/27	310,000	311,477
3.88% 11/30/29	11,200,000	11,346,562
3.88% 8/15/33	10,140,000	10,221,595
3.88% 8/15/34	470,000	473,305
4.13% 8/31/30	5,640,000	5,787,609
4.50% 11/15/33	13,000,000	13,728,711
Total U.S. Treasury Obligations (Cost $97,727,431)		102,103,570

	Number of Shares
MONEY MARKET FUND–0.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	1,617,930	1,617,930
Total Money Market Fund (Cost $1,617,930)		1,617,930

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.23% (Cost $534,410,406)	$524,282,132

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.00)%
Centrally Cleared–(0.00)%
Call Options Written–(0.00)%
3 Month SOFR Strike price $97.13, expiration date 12/13/24, notional amount $(27,680,625)	(114)	$(3,563)
Total Options Written (Premium received $(61,873))		(3,563)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	4,067,913
NET ASSETS APPLICABLE TO 66,082,418 SHARES OUTSTANDING–100.00%	$528,346,482

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.
ΔSecurities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(26)	3 Month SOFR	$(6,237,400)	$(6,208,095)	3/18/25	$—	$(29,305)
236	3 Month SOFR	57,230,000	56,609,853	3/17/26	620,147	—
719	U.S. Treasury 10 yr Notes	82,168,219	82,103,971	12/19/24	64,248	—
361	U.S. Treasury 5 yr Notes	39,667,695	39,685,334	12/31/24	—	(17,639)
(13)	U.S. Treasury Ultra Bonds	(1,730,219)	(1,730,848)	12/19/24	629	—
Total Futures Contracts					$685,024	$(46,944)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.43- Quarterly[3]	93,303,000	(1.00%)	12/20/29	$2,114,356	$2,104,494	$9,861	$—
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
5,145,000	2.60	SOFR12M	Receive	Annual	10/14/27	$242,086	$50,403	$191,683	$—
12,415,000	2.77	SOFR12M	Pay	Annual	10/14/24	(319,050)	(1,219)	—	(317,831)
5,191,000	3.15	SOFR12M	Receive	Annual	5/15/48	247,656	(1,342,987)	1,590,643	—
1,384,000	3.05	SOFR12M	Receive	Annual	2/15/48	97,255	53,367	43,888	—
43,760,000	4.20	SOFR12M	Receive	Annual	4/30/31	(2,402,199)	(638,700)	—	(1,763,499)
Total IRS Contracts							$(1,879,136)	$1,826,214	$(2,081,330)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
LVIP Western Asset Core Bond Fund–23